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                       DAVIS NEW YORK VENTURE FUND, INC.
                     CERTIFICATION PURSUANT TO RULE 497(j)


The undersigned on behalf of Davis New York Venture Fund, Inc. ("the Registrant") hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under Rule 485(b) would not have differed from that contained in the Registrant's most recent post-effective amendment to its registration statement. The text of such amendment to the registration statement was filed electronically.


Dated: December 1, 1999

Davis New York Venture Fund, Inc.


By: /s/ Thomas D. Tays
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Thomas D. Tays, Secretary